Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Aug. 31, 2023
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 1,733	$ 3,544
Gold zero-cost collars	12
Total derivative financial instrument liabilities	$ 1,745	$ 3,544